Federal Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Tax Status [Line Items]
Federal Income Tax Status
5. Federal Income Tax Status
The Internal Revenue Service (“IRS”) determined and informed the Company by a letter dated May 29, 2014, that the Plan and related trust were designed in accordance with the applicable regulations of the Code. The Plan has since been amended and restated. The IRS has issued to the Company a favorable determination letter dated November 11, 2023, that the Plan and related trust were designed in accordance with the applicable regulations of the Code. Therefore, the Plan and the related trust continue to be tax-exempt
and no provision for income taxes has been included in the Plan’s financial statements.
GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the Internal Revenue Service. The Plan administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions.